Financial Instrument Risk - Maximum Exposure to Credit Risk (Details) - Credit risk - GBP (£) £ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Disclosure of credit risk exposure [line items]
Total	£ 328,145	£ 189,113
Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Total	162,806	69,884
Trade and other receivables
Disclosure of credit risk exposure [line items]
Total	162,671	118,303
Other financial assets (note 19)
Disclosure of credit risk exposure [line items]
Total	2,190	182
Finance lease receivable (note 23)
Disclosure of credit risk exposure [line items]
Total	£ 478	£ 744